Regulatory Matters - Summary of Additional Virginia Power Electric Transmission Projects Approved and Applied (Detail) - Virginia Electric and Power Company - Virginia Regulation $ in Millions	3 Months Ended
Mar. 31, 2019 USD ($) kV mi
Partial Rebuild of Overhead Transmission Lines in Alleghany County, Virginia and Covington, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2018-08
Approval Date	2019-04
Type of Line | kV	138
Miles of Lines | mi	5
Cost Estimate (millions) | $	$ 15
Rebuild and Operate Between Lanexa and Northern Neck in Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2018-06
Approval Date	2019-02
Type of Line | kV	230
Miles of Lines | mi	3
Cost Estimate (millions) | $	$ 30
Rebuild and Operate Glebe Substation and Relocate and Operate in Arlington County, Virginia and City of Alexandria, Virginia Existing Overhead Line Underground
Public Utilities General Disclosures [Line Items]
Application Date	2019-03
Type of Line | kV	230
Cost Estimate (millions) | $	$ 125
Rebuild and Operate Glebe Substation and Relocate and Operate in Arlington County, Virginia and City of Alexandria, Virginia Existing Overhead Line Underground | Maximum [Member]
Public Utilities General Disclosures [Line Items]
Miles of Lines | mi	1
Rebuild and Operate Between Valley, Virginia and Mt. Storm, West Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2019-04
Type of Line | kV	500
Miles of Lines | mi	65
Cost Estimate (millions) | $	$ 290